Share-Based Compensation Value Creation Plan (Details) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
VCP Liability, Taxes	$ 11			$ 11
Payments Related to Tax Withholding for Share-based Compensation		8	14	0
Value Creation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
VCP Cash Paid				200
VCP Liability, Current	31			31
VCP Shares Issued Gross	717,230
VCP Shares Issued Withheld for Taxes	290,798
Payments Related to Tax Withholding for Share-based Compensation		0	11	0
VCP Compensation Expense		0	0	140
VCP Compensation Expense Net of Tax		$ 0	$ 0	$ 112